Notes and Accounts Receivable, Net - Aging Analysis of Accounts Receivable Individually Determined as Impaired (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 804,091.0	$ 790,858.6
Accounts receivable 1 [member] | Individually assessed for Impairment [member] | Past due over 121 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		$ 1.8